Discontinued Operation (Details) - Schedule of Discontinued Operation - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Results of discontinued operation
Revenue
Expenses			642
Loss for the year			642
Loss for the year attributable to the owners of the Company:
From continuing operations	19,977	21,760	17,826
From discontinued operation			$ 642
Loss per share – Discontinued operation
Basic & diluted loss per ADS – USD (in Dollars per share)			$ 0.04
Net cash used in operating activities			$ (374)